Other Income (Expense), Net - Schedule of Other Income (Expense) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Foreign exchange gain (loss), unrealized	$ 8,567	$ (14,053)	$ (5,591)	$ (418)
Other income (expense), net	(1,811)		34	654
Total other income (expense), net	6,756	(14,053)	(5,557)	236
Foreign exchange gain (loss), unrealized, intercompany	10,519	(13,982)
Gain on change in fair value of interest rate swaps	3,365
Fair value gain on acquisition contingent consideration	$ 1,340	$ (62)	$ (62)	$ (272)